Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001484750
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 26, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

CLASS I SHARES

Supplement dated January 26, 2012 to

Prospectus dated May 1, 2011

The Board of Directors of the Fund approved, effective January 1, 2012, the adoption of a shareholder services plan for the Fund's Class I shares, pursuant to which the Fund pays Cohen & Steers Securities, LLC, the Fund's distributor (the Distributor), a fee at annual rate of up to 0.10% of the average daily net asset value (NAV) of the Fund's Class I shares for shareholder account service and maintenance.

Accordingly, the "Fund Fees and Expenses – Annual Fund Operating Expenses" and "Fund Fees and Expenses – Example" sections on page 1 of the prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)

Management Fee	0.70%
Other Expenses	0.24%
Service Fee	0.01%

Total Annual Fund Operating Expenses	0.95%
Fee Waiver/Expense Reimbursement(2)	(0.20)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	0.75%

(1)	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2011 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
(2)	Through June 30, 2014, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual Fund operating expenses at 0.75% for the Class I shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amount shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares
	$77	$251	$475	$1,119

Class I | Cohen & Steers Preferred Securities & Income Fund, Inc.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Class I Cohen & Steers Preferred Securities & Income Fund, Inc.
Management Fee	[1]	0.70%
Other Expenses	[1]	0.24%
Service Fee	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	0.95%
Fee Waiver/Expense Reimbursement	[1][2]	(0.20%)
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	[1]	0.75%
[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2011 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
[2]	Through June 30, 2014, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual Fund operating expenses at 0.75% for the Class I shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amount shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Cohen & Steers Preferred Securities & Income Fund, Inc.	77	251	475	1,119

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001484750_SupplementTextBlock

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

CLASS I SHARES

Supplement dated January 26, 2012 to

Prospectus dated May 1, 2011

The Board of Directors of the Fund approved, effective January 1, 2012, the adoption of a shareholder services plan for the Fund's Class I shares, pursuant to which the Fund pays Cohen & Steers Securities, LLC, the Fund's distributor (the Distributor), a fee at annual rate of up to 0.10% of the average daily net asset value (NAV) of the Fund's Class I shares for shareholder account service and maintenance.

Accordingly, the "Fund Fees and Expenses – Annual Fund Operating Expenses" and "Fund Fees and Expenses – Example" sections on page 1 of the prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)

Management Fee	0.70%
Other Expenses	0.24%
Service Fee	0.01%

Total Annual Fund Operating Expenses	0.95%
Fee Waiver/Expense Reimbursement(2)	(0.20)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	0.75%

(1)	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2011 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
(2)	Through June 30, 2014, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual Fund operating expenses at 0.75% for the Class I shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amount shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares
	$77	$251	$475	$1,119

Class I | Cohen & Steers Preferred Securities & Income Fund, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1],[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	475
10 Years	rr_ExpenseExampleYear10	1,119
Class I | Cohen & Steers Preferred Securities & Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001484750_SupplementTextBlock

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

CLASS I SHARES

Supplement dated January 26, 2012 to

Prospectus dated May 1, 2011

The Board of Directors of the Fund approved, effective January 1, 2012, the adoption of a shareholder services plan for the Fund's Class I shares, pursuant to which the Fund pays Cohen & Steers Securities, LLC, the Fund's distributor (the Distributor), a fee at annual rate of up to 0.10% of the average daily net asset value (NAV) of the Fund's Class I shares for shareholder account service and maintenance.

Accordingly, the "Fund Fees and Expenses – Annual Fund Operating Expenses" and "Fund Fees and Expenses – Example" sections on page 1 of the prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)

Management Fee	0.70%
Other Expenses	0.24%
Service Fee	0.01%

Total Annual Fund Operating Expenses	0.95%
Fee Waiver/Expense Reimbursement(2)	(0.20)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	0.75%

(1)	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2011 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
(2)	Through June 30, 2014, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual Fund operating expenses at 0.75% for the Class I shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amount shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares
	$77	$251	$475	$1,119

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ended December 31, 2011 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
[2]	Through June 30, 2014, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual Fund operating expenses at 0.75% for the Class I shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amount shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011